Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2018
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Significant accounting judgments, estimates and assumptions

3. Significant accounting judgments, estimates and assumptions

The preparation of the consolidated accounts requires the management of the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Group bases its estimates and judgments on historical experience and on various other assumptions that it considers to be reasonable. Actual results may differ from these estimates under different assumptions or conditions.

Judgements

Share-based compensation

Incentives in the form of shares are provided to employees under a share option plan, long-term incentive plan and deferred bonus share plan. The fair value of the employee services received in exchange for the grant of the options is recognized as an expense. The expense is based upon a number of assumptions disclosed in Note 25. The selection of different assumptions could affect the results of the Group.

Impairment of intangible assets and property, plant and equipment

An assessment was made in respect of indicators of impairment in the carrying value of the Group’s intangible assets (see Note 13) and leasehold improvements, office equipment and IT equipment as at December 31, 2018. If such an indication exists, the recoverable amount of the asset, being the higher of the asset’s fair value less costs to sell and value in use, is compared to the asset’s carrying value. Any excess of the asset’s carrying value over its recoverable amount is expensed to the income statement. The assessment of intangible assets involves a number of judgments regarding the likelihood of successful product approval, the costs of reaching approval and the subsequent commercial profitability of the product once approved.

Estimates

Deferred license consideration

Deferred consideration in the form of cash is recognized as a provision at each balance sheet date, to the extent its amount is quantifiable at the inception of the arrangement. The amount provided is based on a number of estimates regarding the timing and progress of the related research.

Deferred consideration in the form of shares is recognized as a share-based payment when it is probable that shares will be transferred.

Bank loan and associated warrants

As part of the bank loan the Group has issued warrants to subscribe for shares. The fair value of the warrants issued is assessed at each balance sheet date based upon a number of estimates, as disclosed in Note 20.